Note 15 - (Loss)/Earnings Per Common Share (Details) - Calculation of Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Net income/(loss) (in Dollars)	$ (8,507)	$ 2,896	$ 1,408
Earnings per share:
Weighted average common shares outstanding, basic	2,019,235	1,295,811	243,736
Effect of dilutive securities:
Warrants		278,533
Weighted average common shares outstanding, diluted	2,019,235	1,574,344	244,450
Basic (loss)/earnings per share (in Dollars per share)	$ (4.21)	$ 2.23	$ 5.78
Diluted (loss)/earnings per share (in Dollars per share)	$ (4.21)	$ 1.84	$ 5.76
Chief Executive Officer [Member]
Effect of dilutive securities:
Shares granted to the CEO			714